                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                      -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin Landis              San Jose, California       08/13/04
   -------------------------------    --------------------     -------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          127
                                        --------------------

Form 13F Information Table Value Total: $          1,113,379
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

1. The Equitable Life Assurance Society (13F file number: 28-42)

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                           FORM 13F INFORMATION TABLE

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 as of 06/30/04

      COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- --------------- --------- ----------- ---------------------- ---------- -------- -------------------------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- ----------- --------- ----- ------ ---------- -------- --------- -------- ------
Cisco Systems, Inc.       Common Stock    17275R102 $    91,018 3,840,405 SH              SOLE             3,838,805            1600
SanDisk Corp.             Common Stock    80004C101 $    66,092 3,047,130 SH              SOLE             3,045,940            1190
Comverse Technology, Inc. Common Stock    205862402 $    43,288 2,170,900 SH              SOLE             2,170,900
UTStarcom, Inc.           Common Stock    918076100 $    42,290 1,398,030 SH              SOLE             1,398,030
Corning, Inc.             Common Stock    219350105 $    38,691 2,962,551 SH              SOLE             2,961,535            1016
Websense, Inc.            Common Stock    947684106 $    33,177   891,135 SH              SOLE               891,135
Wind River Systems, Inc.  Common Stock    973149107 $    32,959 2,802,600 SH              SOLE             2,802,600
Texas Instruments, Inc.   Common Stock    882508104 $    29,190 1,207,210 SH              SOLE             1,206,185            1025
VERITAS Software Corp.    Common Stock    923436109 $    27,775   996,230 SH              SOLE               995,155            1075
FLIR Systems, Inc.        Common Stock    302445101 $    25,836   470,600 SH              SOLE               470,600
Aeroflex, Inc.            Common Stock    007768104 $    21,116 1,473,570 SH              SOLE             1,473,570
SAP AG - ADR              ADR             803054204 $    18,638   445,790 SH              SOLE               445,210             580
STMicroelectronics N.V. -
 ADR                      Common Stock    861012102 $    18,616   845,800 SH              SOLE               845,800
Western Digital Corp.     Common Stock    958102105 $    18,541 2,140,940 SH              SOLE             2,140,940
Anaren, Inc.              Common Stock    032744104 $    18,332 1,121,920 SH              SOLE             1,121,920
Zoran Corp.               Common Stock    98975F101 $    18,060   984,172 SH              SOLE               984,172
PMC-Sierra, Inc.          Common Stock    69344F106 $    18,019 1,255,700 SH              SOLE             1,255,700
Tekelec, Inc.             Common Stock    879101103 $    16,978   934,400 SH              SOLE               934,400
Marvell Technology Group
 Ltd.                     Common Stock    G5876H105 $    16,020   600,000 SH              SOLE               600,000
Mercury Interactive Corp. Common Stock    589405109 $    15,696   314,995 SH              SOLE               314,540             455
Adobe Systems, Inc.       Common Stock    00724F101 $    15,474   332,775 SH              SOLE               332,405             370
Applied Micro Circuits
 Corp.                    Common Stock    03822W109 $    15,427 2,899,900 SH              SOLE             2,899,900
Lexar Media, Inc.         Common Stock    52886P104 $    15,393 2,304,300 SH              SOLE             2,304,300
Stratex Networks, Inc.    Common Stock    86279T109 $    14,336 4,859,591 SH              SOLE             4,859,591
Time Warner, Inc.         Common Stock    887317105 $    14,292   812,980 SH              SOLE               811,570            1410
Concord Communications,
 Inc.                     Common Stock    206186108 $    13,570 1,189,300 SH              SOLE             1,189,300
Roxio, Inc.               Common Stock    780008108 $    13,370 2,723,090 SH              SOLE             2,723,090
L-3 Communications
 Holdings, Inc.           Common Stock    502424104 $    13,360   200,000 SH              SOLE               200,000
TriQuint Semiconductor,
 Inc.                     Common Stock    89674K103 $    12,785 2,341,500 SH              SOLE             2,341,500

      COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- --------------- --------- ----------- ---------------------- ---------- -------- -------------------------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- ----------- --------- ----- ------ ---------- -------- --------- -------- ------
InterActiveCorp           Common Stock    44919P102 $    12,677   420,615 SH              SOLE               420,045             570
Motorola, Inc.            Common Stock    620076109 $    12,596   690,200 SH              SOLE               690,200
Amdocs Ltd.               Common Stock    G02602103 $    12,224   521,730 SH              SOLE               520,955             775
Altera Corp.              Common Stock    021441100 $    11,971   538,734 SH              SOLE               537,775             959
QUALCOMM, Inc.            Common Stock    747525103 $    11,869   162,630 SH              SOLE               162,260             370
Anteon Corp               Common Stock    03674E108 $    10,849   332,600 SH              SOLE               332,600
Flextronics International
 Ltd.                     Common Stock    Y2573F102 $    10,511   658,976 SH              SOLE               657,830            1146
Intel Corp.               Common Stock    458140100 $    10,453   378,717 SH              SOLE               378,085             632
Xilinx, Inc.              Common Stock    983919101 $    10,132   304,169 SH              SOLE               303,692             477
Symantec Corp.            Common Stock    871503108 $     9,793   223,690 SH              SOLE               223,255             435
eBay, Inc.                Common Stock    278642103 $     9,788   106,445 SH              SOLE               106,195             250
EMC Corp.                 Common Stock    268648102 $     9,693   850,262 SH              SOLE               848,755            1507
Microsoft Corp.           Common Stock    594918104 $     9,251   323,922 SH              SOLE               323,375             547
Agilent Technologies,
 Inc.                     Common Stock    00846U101 $     8,892   303,677 SH              SOLE               303,121             556
Powerwave Technologies,
 Inc.                     Common Stock    739363109 $     8,458 1,098,500 SH              SOLE             1,098,500
Electronic Arts, Inc.     Common Stock    285512109 $     8,294   152,040 SH              SOLE               151,725             315
Skyworks Solutions, Inc.  Common Stock    83088M102 $     8,216   941,125 SH              SOLE               941,125
BEA Systems, Inc.         Common Stock    073325102 $     7,769   945,162 SH              SOLE               943,910            1252
Herley Industries, Inc.   Common Stock    427398102 $     7,277   372,400 SH              SOLE               372,400
ATI Technologies, Inc.    Common Stock    001941103 $     7,136   378,390 SH              SOLE               378,390
Pixar                     Common Stock    725811103 $     7,048   101,400 SH              SOLE               101,225             175
Taiwan Semiconductor
 Manufacturing Co. - ADR  ADR             874039100 $     6,976   839,459 SH              SOLE               837,920            1539
Chordiant Software, Inc.  Common Stock    170404107 $     6,576 1,442,165 SH              SOLE             1,442,165
TranSwitch Corp.          Common Stock    894065101 $     6,360 3,593,000 SH              SOLE             3,593,000
ASML Holding N.V.         Common Stock    N07059111 $     6,089   355,850 SH              SOLE               355,363             487
Applied Materials, Inc.   Common Stock    038222105 $     6,042   307,937 SH              SOLE               307,427             510
Netflix, Inc.             Common Stock    64110L106 $     5,795   161,200 SH              SOLE               161,200
Electronics For Imaging,
 Inc.                     Common Stock    286082102 $     5,652   200,000 SH              SOLE               200,000
Intrado, Inc.             Common Stock    46117A100 $     5,105   317,255 SH              SOLE               317,255
Kopin Corp.               Common Stock    500600101 $     5,057   989,715 SH              SOLE               989,715
KLA-Tencor Corp.          Common Stock    482480100 $     4,908    99,398 SH              SOLE                99,230             168
TeleCommunication
 Systems, Inc. - A        Common Stock    87929J103 $     4,760   838,100 SH              SOLE               838,100
Alvarion Ltd.             Common Stock    M0861T100 $     4,364   328,600 SH              SOLE               328,600
Teradyne, Inc.            Common Stock    880770102 $     4,341   191,243 SH              SOLE               190,930             313
Avici Systems, Inc.       Common Stock    05367L802 $     4,279   329,095 SH              SOLE               329,095
SpectraLink Corp.         Common Stock    847580107 $     4,272   286,700 SH              SOLE               286,700
PDF Solutions, Inc.       Common Stock    693282105 $     4,069   480,410 SH              SOLE               480,410

      COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- --------------- --------- ----------- ---------------------- ---------- -------- -------------------------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- ----------- --------- ----- ------ ---------- -------- --------- -------- ------
ViaSat, Inc.              Common Stock    92552V100 $     3,850   154,300 SH              SOLE               154,300
OmniVision Technologies,
 Inc.                     Common Stock    682128103 $     3,742   234,600 SH              SOLE               234,600
Yahoo! Inc.               Common Stock    984332106 $     3,633   100,000 SH              SOLE               100,000
Power Integrations, Inc.  Common Stock    739276103 $     3,299   132,500 SH              SOLE               132,500
Intevac, Inc.             Common Stock    461148108 $     3,212   362,145 SH              SOLE               362,145
CNET Networks, Inc.       Common Stock    12613R104 $     2,827   255,400 SH              SOLE               255,400
REMEC, Inc.               Common Stock    759543101 $     2,781   440,000 SH              SOLE               440,000
Harris Corp.              Common Stock    413875105 $     2,709    53,385 SH              SOLE                53,385
PerkinElmer, Inc.         Common Stock    714046109 $     2,705   135,000 SH              SOLE               135,000
Applied Films Corp.       Common Stock    038197109 $     2,693    92,800 SH              SOLE                92,800
WebEx Communications,
 Inc.                     Common Stock    94767L109 $     2,592   119,100 SH              SOLE               119,100
Macromedia, Inc.          Common Stock    556100105 $     2,428    98,900 SH              SOLE                98,900
Cognizant Technology
Solutions Corp. - A       Common Stock    192446102 $     2,287    90,000 SH              SOLE                90,000
First Data Corp.          Common Stock    319963104 $     2,275    51,100 SH              SOLE                51,100
ASM International         Common Stock    N07045102 $     1,949    94,230 SH              SOLE                94,230
Microvision, Inc.         Common Stock    594960106 $     1,858   221,210 SH              SOLE               221,210
Vyyo, Inc.                Common Stock    918458209 $     1,799   278,000 SH              SOLE               278,000
Agere Systems, Inc. - A   Common Stock    00845V100 $     1,724   749,530 SH              SOLE               749,530
Airspan Networks, Inc.    Common Stock    00950H102 $     1,690   305,100 SH              SOLE               305,100
Amazon.com, Inc.          Common Stock    023135106 $     1,632    30,000 SH              SOLE                30,000
Cognos, Inc.              Common Stock    19244C109 $     1,446    40,000 SH              SOLE                40,000
Ceragon Networks Ltd.     Common Stock    M22013102 $     1,439   265,900 SH              SOLE               265,900
Celeritek, Inc.           Common Stock    150926103 $     1,429   372,200 SH              SOLE               372,200
WebMD Corporation         Common Stock    94769M105 $     1,398   150,000 SH              SOLE               150,000
PEC Solutions, Inc.       Common Stock    705107100 $     1,389   116,400 SH              SOLE               116,400
Overstock.com, Inc.       Common Stock    690370101 $     1,368    35,000 SH              SOLE                35,000
Digital Insight Corp.     Common Stock    25385P106 $     1,347    65,000 SH              SOLE                65,000
MIPS Technologies, Inc.   Common Stock    604567107 $     1,346   220,000 SH              SOLE               220,000
Global Payments, Inc.     Common Stock    37940X102 $     1,346    29,900 SH              SOLE                29,900
Genesis Microchip, Inc.   Common Stock    37184C103 $     1,343    97,500 SH              SOLE                97,500
Maxtor Corp.              Common Stock    577729205 $     1,222   184,350 SH              SOLE               184,350
M-Systems Flash Disk
 Pioneers Ltd             Common Stock    M7061C100 $     1,118    75,000 SH              SOLE                75,000
Cisco Systems, Inc. Jul
 22.5 Call                Common Stock    17275R103 $     1,112   794,300 SH    Call      SOLE               794,300
Liberty Media Corp. - A   Common Stock    530718105 $     1,101   122,462 SH              SOLE               122,462
Finisar Corp.             Common Stock    31787A101 $     1,062   536,500 SH              SOLE               536,500
Monster Worldwide, Inc.   Common Stock    611742107 $     1,029    40,000 SH              SOLE                40,000
Amkor Technology, Inc.    Common Stock    031652100 $     1,027   125,500 SH              SOLE               125,500

      COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- --------------- --------- ----------- ---------------------- ---------- -------- -------------------------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- ----------- --------- ----- ------ ---------- -------- --------- -------- ------
Fair Isaac, Inc.          Common Stock    303250104 $     1,001    30,000 SH              SOLE                30,000
Witness Systems, Inc.     Common Stock    977424100 $       936    77,000 SH              SOLE                77,000
Business Objects SA - ADR ADR             12328X107 $       903    40,000 SH              SOLE                40,000
LeapFrog Enterprises,
 Inc.                     Common Stock    52186N106 $       868    43,645 SH              SOLE                43,645
Universal Display Corp    Common Stock    91347P105 $       859    80,000 SH              SOLE                80,000
Drugstore.com, Inc.       Common Stock    262241102 $       777   222,700 SH              SOLE               222,700
Certegy, Inc.             Common Stock    156880106 $       679    17,500 SH              SOLE                17,500
E*TRADE FINANCIAL Corp.   Common Stock    269246104 $       669    60,000 SH              SOLE                60,000
O2Micro International Ltd.Common Stock    G6797E106 $       637    37,400 SH              SOLE                37,400
Ameritrade Holding Corp.  Common Stock    03074K100 $       568    50,000 SH              SOLE                50,000
Autobytel, Inc.           Common Stock    05275N106 $       545    60,000 SH              SOLE                60,000
ILOG SA - ADR             Common Stock    452360100 $       540    41,700 SH              SOLE                41,700
j2 Global Communications,
 Inc.                     Common Stock    46626E205 $       478    17,200 SH              SOLE                17,200
Red Hat, Inc.             Common Stock    756577102 $       459    20,000 SH              SOLE                20,000
Infineon Technologies-ADR Common Stock    45662N103 $       390    28,700 SH              SOLE                28,700
Ask Jeeves, Inc.          Common Stock    045174109 $       390    10,000 SH              SOLE                10,000
RADWARE LTD.              Common Stock    M81873107 $       341    20,000 SH              SOLE                20,000
LivePerson, Inc.          Common Stock    538146101 $       301   100,000 SH              SOLE               100,000
Liberty Media
 International, Inc.      Common Stock    530719103 $       283     7,623 SH              SOLE                 7,623
BASF AG                   Common Stock    055262505 $       205     3,800 SH              SOLE                 3,800
Ebookers PLC              Common Stock    278725106 $       198    20,000 SH              SOLE                20,000
Netegrity, Inc.           Common Stock    64110P107 $       169    20,000 SH              SOLE                20,000
1-800-FLOWERS.COM,
 Inc. - A                 Common Stock    68243Q106 $        81    10,000 SH              SOLE                10,000
Read-Rite Corp.           Common Stock    755246204 $        13   639,000 SH              SOLE               639,000
                                                127 $ 1,113,379